UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/14

Item 1.	Schedule of Investments

GE RSP Income Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Bonds and Notes —83.9% †		Principal Amount	Fair Value
U.S. Treasuries—17.1%
U.S. Treasury Bonds
3.38%	05/15/44	$30,147,800	$30,350,363
4.50%	02/15/36	96,522,400	117,229,447	(a)
U.S. Treasury Notes
0.38%	04/30/16	26,419,000	26,410,757
0.50%	06/30/16	20,878,400	20,896,335
0.75%	01/15/17	40,788,500	40,855,434	(a)
0.88%	01/31/17	2,945,400	2,958,516	(a)
1.63%	04/30/19	69,472,300	69,602,561	(a)
1.63%	06/30/19	48,984,400	48,984,400
2.50%	05/15/24	92,380,200	92,250,313
			449,538,126
Agency Mortgage Backed—28.1%
Federal Home Loan Mortgage Corp.
4.00%	05/01/44	33,329,160	35,415,750
4.50%	06/01/33 - 02/01/35	203,967	220,886	(a)
5.00%	07/01/35	1,692,212	1,909,623	(a)
5.00%	06/01/41	10,518,869	11,859,427
5.50%	05/01/20 - 04/01/39	4,216,066	4,721,848	(a)
6.00%	04/01/17 - 11/01/37	7,159,318	8,123,160	(a)
6.50%	07/01/29	30,209	34,321	(a)
7.00%	10/01/16 - 08/01/36	1,185,289	1,332,175	(a)
7.50%	01/01/28 - 09/01/33	56,032	61,768	(a)
8.00%	11/01/30	8,360	9,523	(a)
8.50%	04/01/30	12,533	14,895	(a)
9.00%	05/01/16 - 11/01/16	27,406	28,792	(a)
Federal National Mortgage Assoc.
2.10%	04/01/37	19,872	19,943	(b)
3.00%	02/01/43 - 05/01/43	110,882,304	109,699,431
3.00%	06/01/43	35,468,228	35,166,673	(a)
3.50%	11/01/42 - 02/01/43	44,253,257	45,682,834	(a)
4.00%	05/01/19 - 12/01/41	32,035,561	34,055,650	(a)
4.00%	02/01/44 - 03/01/44	43,839,686	46,634,857
4.50%	05/01/18 - 01/01/41	58,844,919	63,738,023	(a)
4.50%	09/01/40 - 04/01/41	36,212,361	39,241,320
5.00%	07/01/20 - 06/01/41	20,376,531	22,906,477	(a)
5.00%	03/01/39 - 05/01/39	1,659,010	1,857,101
5.50%	08/01/14 - 01/01/39	24,853,840	27,812,673	(a)
5.50%	05/01/37	539,977	604,119
6.00%	11/01/14 - 08/01/35	11,126,737	12,618,186	(a)
6.50%	07/01/14 - 08/01/36	1,742,950	1,942,059	(a)
7.00%	10/01/16 - 02/01/34	198,561	210,941	(a)
7.50%	09/01/14 - 12/01/33	677,881	759,300	(a)
8.00%	11/01/14 - 01/01/33	264,209	295,485	(a)
8.50%	04/01/30	40,434	50,365	(a)
9.00%	01/01/17 - 12/01/22	241,705	262,986	(a)
3.00%	TBA	3,215,000	3,176,070	(c)
3.50%	TBA	26,640,000	27,422,550	(c)
5.00%	TBA	30,452,000	33,432,926	(c)
6.00%	TBA	21,770,000	24,521,859	(c)
6.50%	TBA	6,768,000	7,649,955	(c)

Government National Mortgage Assoc.
1.63%	05/20/21 - 10/20/25	29,377	30,033	(a,b)
3.00%	06/20/43	22,588,912	22,845,336
3.50%	05/20/43	28,400,215	29,630,037
4.00%	01/20/41 - 04/20/43	36,865,403	39,535,423
4.50%	08/15/33 - 03/20/41	15,730,110	17,234,915	(a)
4.50%	05/20/40	1,220,750	1,337,341
5.00%	08/15/33	685,660	760,869	(a)
6.00%	04/15/27 - 09/15/36	1,834,523	2,099,191	(a)
6.50%	04/15/19 - 09/15/36	1,575,010	1,789,770	(a)
7.00%	03/15/26 - 10/15/36	903,929	1,007,240	(a)
7.50%	11/15/22 - 11/15/31	307,253	333,013	(a)
8.00%	11/15/29 - 06/15/30	4,074	4,560	(a)
8.50%	10/15/17	111,358	120,491	(a)
9.00%	11/15/16 - 12/15/21	404,879	432,569	(a)
5.00%	TBA	12,587,000	13,830,287	(c)
5.50%	TBA	1,900,000	2,121,840	(c)
			736,606,866
Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	52,990	52,959	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	10,379,328	105,568	(a,b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	11,654,367	1,061,343	(f)
4.50%	02/15/18 - 03/15/18	346,035	10,049	(a,f)
5.00%	05/15/18 - 10/15/18	289,544	8,140	(a,f)
5.00%	02/15/38	283,541	14,735	(f)
5.50%	06/15/33	687,348	138,103	(a,f)
5.95%	07/15/39	7,833,164	1,228,176	(b,f)
6.45%	08/15/25	4,439,751	538,650	(b,f)
7.50%	07/15/27	23,439	4,615	(a,f)
8.00%	04/15/20	31,208	33,405	(a)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	16,728	15,813	(a,d,e)
8.00%	02/01/23 - 07/01/24	60,820	13,799	(a,f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	62,109	61,371	(a,d,e)
1.25%	12/25/42	1,587,375	57,302	(a,b,f)
5.00%	02/25/32	53,416	86	(a,f)
5.00%	02/25/40 - 09/25/40	6,999,650	914,981	(f)
5.85%	07/25/38	1,259,361	179,358	(b,f)
7.35%	05/25/18	229,959	22,776	(a,b,f)
8.00%	05/25/22	88	2,108	(a,f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/01/34	710,115	658,621	(a,d,e)
4.50%	08/01/35	980,820	147,121	(a,f)
4.50%	01/25/36	891,575	140,382	(f)
5.00%	03/25/38 - 05/25/38	1,110,670	174,507	(f)
5.50%	12/01/33	240,363	47,329	(a,f)
6.00%	01/01/35	932,674	172,073	(a,f)
7.50%	11/01/23	267,014	53,527	(a,f)
8.00%	08/01/23 - 07/01/24	123,092	26,451	(a,f)
8.50%	03/01/17 - 07/25/22	143,358	19,918	(a,f)
9.00%	05/25/22	57,476	11,568	(a,f)

Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	12,829,022	1,453,662	(f)
5.00%	12/20/35 - 09/20/38	8,228,024	780,752	(f)
6.10%	02/20/40	10,854,269	2,030,767	(b,f)
			10,180,015
Asset Backed—0.1%
Capital One Multi-Asset Execution Trust 2006-B1
0.43%	01/15/19	1,000,000	995,350	(b)
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1
3.99%	11/25/33	1,364,263	1,398,572	(g)
Countrywide Asset-Backed Certificates 2005-17
0.41%	05/25/36	211,990	211,257	(b)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	1,250,000	1,254,284
Irwin Home Equity Loan Trust 2006-2
0.30%	02/25/36	232,164	177,082	(a,b,h)
			4,036,545
Corporate Notes—31.7%
21st Century Fox America Inc.
6.65%	11/15/37	1,846,000	2,343,936
ABB Finance USA Inc.
1.63%	05/08/17	3,213,000	3,253,423	(a)
AbbVie Inc.
1.75%	11/06/17	2,949,000	2,965,084
2.00%	11/06/18	2,313,000	2,310,137
Actavis Funding SCS
1.30%	06/15/17	3,992,000	3,984,367	(h)
2.45%	06/15/19	1,663,000	1,667,656	(h)
3.85%	06/15/24	3,327,000	3,363,105	(h)
4.85%	06/15/44	1,663,000	1,678,714	(h)
Agilent Technologies Inc.
5.50%	09/14/15	2,995,000	3,159,138	(a)
Agrium Inc.
4.90%	06/01/43	3,793,000	3,875,938
Altria Group Inc.
2.95%	05/02/23	1,681,000	1,609,260	(a)
4.50%	05/02/43	1,681,000	1,620,471	(a)
5.38%	01/31/44	1,711,000	1,874,116
America Movil SAB de C.V.
5.00%	03/30/20	4,968,000	5,507,873
American Axle & Manufacturing Inc.
6.25%	03/15/21	2,250,000	2,418,750
7.75%	11/15/19	652,000	751,430
American Campus Communities Operating Partnership LP
4.13%	07/01/24	2,494,000	2,527,849
American Express Credit Corp.
1.13%	06/05/17	6,650,000	6,643,017
American International Group Inc.
3.38%	08/15/20	2,454,000	2,550,035
American Seafoods Group LLC
10.75%	05/15/16	2,660,000	2,653,350	(h)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	4,077,000	4,265,174
3.50%	01/31/23	982,000	962,988

Amgen Inc.
2.20%	05/22/19	4,996,000	4,990,195
Anadarko Petroleum Corp.
6.20%	03/15/40	2,649,000	3,340,238
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	4,861,000	4,657,985
Apple Inc.
2.85%	05/06/21	5,169,000	5,213,531
3.45%	05/06/24	3,446,000	3,484,399
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	138,000	138,332	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	1,720,000	1,650,749
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
3.21%	12/15/19	1,900,000	1,895,250	(b,c,h)
Arizona Public Service Co.
6.25%	08/01/16	2,339,000	2,599,197	(a)
Ascension Health
4.85%	11/15/53	2,608,000	2,856,235
AT&T Inc.
2.38%	11/27/18	3,936,000	4,002,003
4.35%	06/15/45	1,849,000	1,752,700
4.80%	06/15/44	1,995,000	2,036,614
AXIS Specialty Finance PLC
5.15%	04/01/45	1,871,000	1,935,694
Bank of America Corp.
2.00%	01/11/18	7,012,000	7,057,248
2.60%	01/15/19	1,476,000	1,493,362
4.00%	04/01/24	1,729,000	1,764,498
4.10%	07/24/23	1,981,000	2,056,015
4.13%	01/22/24	2,655,000	2,737,286
Barclays Bank PLC
2.25%	05/10/17	8,801,000	9,071,983	(a,h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	3,165,000	3,924,087	(a)
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	4,120,000	4,243,180
3.00%	05/15/22	1,056,000	1,061,803
Berkshire Hathaway Inc.
4.50%	02/11/43	3,892,000	4,012,936
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	1,714,000	1,894,287
Bombardier Inc.
7.75%	03/15/20	2,094,000	2,366,534	(a,h)
BP Capital Markets PLC
1.38%	05/10/18	1,688,000	1,672,291
3.81%	02/10/24	3,401,000	3,513,750
Brocade Communications Systems Inc.
4.63%	01/15/23	1,451,000	1,407,470
Cargill Inc.
6.00%	11/27/17	1,749,000	1,995,035	(a,h)

Caterpillar Inc.
3.40%	05/15/24	861,000	870,802
4.30%	05/15/44	1,722,000	1,726,274
Catholic Health Initiatives
2.60%	08/01/18	1,030,000	1,035,568
2.95%	11/01/22	1,611,000	1,549,004
4.20%	08/01/23	855,000	883,285
4.35%	11/01/42	1,029,000	986,110
Celgene Corp.
3.63%	05/15/24	3,444,000	3,452,049
Central American Bank for Economic Integration
5.38%	09/24/14	2,780,000	2,807,850	(a,h)
Cequel Capital Corp.
5.13%	12/15/21	3,208,000	3,195,970	(h)
CF Industries Inc.
5.38%	03/15/44	1,733,000	1,858,197
Chesapeake Energy Corp.
3.25%	03/15/16	1,923,000	1,935,019
Citigroup Inc.
1.75%	05/01/18	3,366,000	3,343,741
3.75%	06/16/24	3,493,000	3,502,752
5.00%	09/15/14	2,838,000	2,863,128	(a)
5.30%	05/06/44	1,568,000	1,635,499
5.50%	09/13/25	4,188,000	4,671,584
CMS Energy Corp.
4.88%	03/01/44	1,699,000	1,788,376
CNA Financial Corp.
5.88%	08/15/20	2,898,000	3,391,222
CNH Industrial Capital LLC
3.38%	07/15/19	2,600,000	2,580,500	(h)
3.88%	11/01/15	1,928,000	1,966,560
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	3,448,000	3,535,352
Cogeco Cable Inc.
4.88%	05/01/20	3,215,000	3,255,187	(h)
Comcast Corp.
4.75%	03/01/44	1,701,000	1,799,075
Commonwealth Bank of Australia
0.75%	01/13/17	4,706,000	4,718,330	(h)
Constellation Brands Inc.
7.25%	09/01/16	3,211,000	3,580,265
Corp Andina de Fomento
4.38%	06/15/22	4,826,000	5,118,320
Corporate Office Properties LP (REIT)
3.60%	05/15/23	3,069,000	2,934,615
3.70%	06/15/21	1,666,000	1,665,090
COX Communications Inc.
4.70%	12/15/42	737,000	716,724	(h)
Credit Suisse AG
2.60%	05/27/16	3,681,000	3,813,317	(h)
Daimler Finance North America LLC
2.38%	08/01/18	5,552,000	5,687,019	(h)
Denbury Resources Inc.
6.38%	08/15/21	2,251,000	2,414,197	(a)

Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	6,989,310	(h)
Diageo Capital PLC
1.13%	04/29/18	3,366,000	3,300,663
Diageo Investment Corp.
2.88%	05/11/22	4,105,000	4,084,602	(a)
DigitalGlobe Inc.
5.25%	02/01/21	3,218,000	3,185,820
DIRECTV Holdings LLC
4.45%	04/01/24	2,595,000	2,751,541
5.15%	03/15/42	2,559,000	2,687,290
Dominion Resources Inc.
1.95%	08/15/16	3,151,000	3,221,671
Duke Energy Corp.
1.63%	08/15/17	2,920,000	2,945,611
3.75%	04/15/24	2,419,000	2,484,577
Eaton Corp.
2.75%	11/02/22	3,686,000	3,569,132
eBay Inc.
4.00%	07/15/42	1,738,000	1,553,308
Ecopetrol S.A.
5.88%	05/28/45	851,000	880,172
El Paso Pipeline Partners Operating Company LLC
4.30%	05/01/24	3,446,000	3,470,604
Electricite de France S.A.
2.15%	01/22/19	6,811,000	6,849,414	(h)
EMC Corp.
1.88%	06/01/18	3,359,000	3,381,193
Enbridge Inc.
4.50%	06/10/44	1,664,000	1,642,431
Endo Finance LLC & Endo Finco Inc.
5.38%	01/15/23	3,354,000	3,349,807	(h)
Energy Transfer Partners LP
6.50%	02/01/42	2,729,000	3,259,288	(a)
ERP Operating LP
4.50%	07/01/44	1,995,000	2,001,516
European Investment Bank
0.88%	12/15/14	5,135,000	5,151,278	(a)
4.88%	01/17/17	6,925,000	7,635,304	(a)
Everest Reinsurance Holdings Inc.
4.87%	06/01/44	1,662,000	1,666,717
Exelon Corp.
4.90%	06/15/15	3,716,000	3,862,927	(a)
Express Scripts Holding Co.
2.25%	06/15/19	6,650,000	6,622,190
Fidelity National Information Services Inc.
1.45%	06/05/17	998,000	996,814
3.88%	06/05/24	2,329,000	2,340,037
Florida Power & Light Co.
4.13%	02/01/42	1,675,000	1,681,909
Ford Motor Credit Company LLC
5.88%	08/02/21	2,569,000	3,016,168
Freeport-McMoRan Copper & Gold Inc.
5.45%	03/15/43	1,430,000	1,483,606
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	2,481,000	2,710,492	(a,h)
Frontier Communications Corp.
7.13%	03/15/19	2,617,000	2,970,295	(a)

General Motors Co.
4.88%	10/02/23	1,259,000	1,325,098	(h)
Genworth Holdings Inc.
4.80%	02/15/24	1,700,000	1,816,581
7.70%	06/15/20	1,519,000	1,871,999	(a)
Gilead Sciences Inc.
3.70%	04/01/24	3,459,000	3,549,283
4.80%	04/01/44	2,595,000	2,738,231
Glencore Funding LLC
2.50%	01/15/19	4,879,000	4,866,583	(a,h)
3.13%	04/29/19	252,000	256,990	(h)
4.13%	05/30/23	3,003,000	3,016,036	(h)
4.63%	04/29/24	1,659,000	1,710,263	(h)
Great Plains Energy Inc.
4.85%	06/01/21	2,966,000	3,277,655	(a)
Grupo Televisa SAB
5.00%	05/13/45	967,000	968,924
HCA Inc.
6.50%	02/15/20	2,218,000	2,495,250
Hewlett-Packard Co.
2.75%	01/14/19	8,520,000	8,736,059	(a)
Hexion US Finance Corp.
6.63%	04/15/20	3,863,000	4,094,780
Hughes Satellite Systems Corp.
6.50%	06/15/19	1,839,000	2,050,485	(a)
Huntsman International LLC
4.88%	11/15/20	3,205,000	3,317,175
Hyundai Capital America
1.63%	10/02/15	2,930,000	2,956,537	(h)
2.13%	10/02/17	1,488,000	1,510,641	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	3,402,000	3,486,853
Ingles Markets Inc.
5.75%	06/15/23	4,367,000	4,432,505
International Business Machines Corp.
3.63%	02/12/24	5,102,000	5,234,912
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	1,167,000	1,180,788	(h)
Invesco Finance PLC
3.13%	11/30/22	4,673,000	4,634,994
JB Poindexter & Company Inc.
9.00%	04/01/22	962,000	1,070,225	(h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	1,896,000	1,891,260	(h)
Jefferies Group Inc.
5.13%	01/20/23	1,378,000	1,477,306
6.50%	01/20/43	1,123,000	1,238,757

John Deere Capital Corp.
3.35%	06/12/24	3,327,000	3,349,105
Johnson Controls Inc.
3.63%	07/02/24	665,000	667,930
4.63%	07/02/44	1,663,000	1,664,314
JPMorgan Chase & Co.
5.00%	12/29/49	4,987,000	4,968,518	(b)
Kerr-McGee Corp.
6.95%	07/01/24	2,600,000	3,339,336
KFW
2.00%	10/04/22	10,325,000	9,959,092	(a)
4.50%	07/16/18	2,938,000	3,292,631	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	2,786,000	2,705,763
5.50%	03/01/44	1,728,000	1,824,108
Kinder Morgan Inc.
5.63%	11/15/23	1,280,000	1,315,200	(h)
Kinross Gold Corp.
5.95%	03/15/24	1,699,000	1,767,881	(h)
6.88%	09/01/41	546,000	560,505
Korea National Oil Corp.
2.88%	11/09/15	3,961,000	4,058,548	(a,h)
L-3 Communications Corp.
1.50%	05/28/17	2,332,000	2,335,190
3.95%	05/28/24	2,582,000	2,599,627
Liberty Mutual Group Inc.
4.25%	06/15/23	3,477,000	3,603,796	(h)
Linn Energy LLC
6.25%	11/01/19	3,011,000	3,148,103
8.63%	04/15/20	1,280,000	1,382,400
LYB International Finance BV
4.88%	03/15/44	2,293,000	2,390,670
Macquarie Bank Ltd.
2.60%	06/24/19	6,650,000	6,692,035	(h)
Martin Marietta Materials Inc.
4.25%	07/02/24	495,000	498,715	(h)
Mattel Inc.
2.35%	05/06/19	5,171,000	5,194,616
Medtronic Inc.
4.63%	03/15/44	1,190,000	1,249,861
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325,000	1,273,244
Microsoft Corp.
2.38%	05/01/23	1,554,000	1,487,778
Mizuho Bank Ltd.
2.45%	04/16/19	4,151,000	4,191,227	(h)
Monsanto Co.
3.38%	07/15/24	1,664,000	1,674,999
4.40%	07/15/44	1,247,000	1,249,738
4.70%	07/15/64	2,493,000	2,502,633

Morgan Stanley
2.13%	04/25/18	3,303,000	3,339,283
4.10%	05/22/23	3,973,000	4,030,263
4.75%	03/22/17	2,159,000	2,350,588
4.88%	11/01/22	3,226,000	3,462,846
5.00%	11/24/25	2,150,000	2,293,121
Mylan Inc.
5.40%	11/29/43	1,613,000	1,736,969
7.88%	07/15/20	2,928,000	3,240,883	(a,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	1,723,000	1,804,641	(h)
National Retail Properties Inc.
3.90%	06/15/24	2,755,000	2,771,277
NCL Corporation Ltd.
5.00%	02/15/18	1,788,000	1,846,110
Newfield Exploration Co.
5.63%	07/01/24	2,566,000	2,816,185
5.75%	01/30/22	2,660,000	2,939,300
Newmont Mining Corp.
4.88%	03/15/42	1,293,000	1,165,149
Nexen Energy ULC
6.40%	05/15/37	1,775,000	2,135,930
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	5,770,000	5,895,174	(a)
Northeast Utilities
1.45%	05/01/18	3,371,000	3,310,319
Novartis Capital Corp.
4.40%	05/06/44	2,526,000	2,629,078
Omnicom Group Inc.
3.63%	05/01/22	2,518,000	2,590,445	(a)
Oracle Corp.
1.20%	10/15/17	4,836,000	4,829,529
3.63%	07/15/23	2,427,000	2,500,417
4.50%	07/08/44	1,661,000	1,661,000
PacifiCorp
6.25%	10/15/37	2,644,000	3,439,453	(a)
People’s United Bank
4.00%	07/15/24	3,905,000	3,920,445
Perrigo Co. PLC
2.30%	11/08/18	3,425,000	3,423,592	(h)
Petrobras Global Finance BV
3.00%	01/15/19	3,925,000	3,852,976
6.25%	03/17/24	797,000	848,327
7.25%	03/17/44	797,000	878,693
Petrobras International Finance Co.
3.50%	02/06/17	3,082,000	3,163,673
3.88%	01/27/16	1,175,000	1,211,484
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	3,110,000	3,148,367
Philip Morris International Inc.
4.13%	03/04/43	1,682,000	1,620,326
Pitney Bowes Inc.
4.63%	03/15/24	3,255,000	3,366,806
Plains Exploration & Production Co.
6.50%	11/15/20	1,621,000	1,809,441

PPL Capital Funding Inc.
5.00%	03/15/44	2,075,000	2,233,318
Prudential Financial Inc.
5.63%	06/15/43	2,060,000	2,203,541	(b)
Public Service Electric & Gas Co.
2.38%	05/15/23	5,064,000	4,809,210
Range Resources Corp.
5.75%	06/01/21	1,920,000	2,073,600
Revlon Consumer Products Corp.
5.75%	02/15/21	1,285,000	1,320,338
Rowan Companies Inc.
4.75%	01/15/24	2,387,000	2,525,515
5.85%	01/15/44	682,000	736,224
Royal Bank of Canada
1.20%	09/19/17	5,587,000	5,572,681	(a)
RSI Home Products Inc.
6.88%	03/01/18	3,211,000	3,419,715	(h)
Ryder System Inc.
2.45%	09/03/19	4,135,000	4,150,796
Sabine Pass Liquefaction LLC
5.63%	02/01/21	1,857,000	1,963,778
Schaeffler Holding Finance BV
6.88%	08/15/18	1,900,000	2,002,125	(a,h,i)
Seagate HDD Cayman
4.75%	01/01/25	3,864,000	3,835,020	(h)
Shell International Finance BV
3.40%	08/12/23	5,178,000	5,285,459
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	3,443,000	3,248,891	(a,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	3,466,000	3,647,965	(h)
Sprint Corp.
7.25%	09/15/21	1,895,000	2,089,238	(h)
Standard Chartered PLC
5.70%	03/26/44	1,882,000	1,972,641	(h)
Statoil ASA
3.70%	03/01/24	5,137,000	5,372,347
4.80%	11/08/43	1,712,000	1,887,429
T-Mobile USA Inc.
6.25%	04/01/21	1,946,000	2,067,625
Talisman Energy Inc.
5.50%	05/15/42	994,000	1,077,736
6.25%	02/01/38	2,341,000	2,722,052	(a)
Tampa Electric Co.
4.35%	05/15/44	1,666,000	1,702,584
Target Corp.
3.50%	07/01/24	3,824,000	3,867,146

Teck Resources Ltd.
3.75%	02/01/23	3,199,000	3,106,005
5.40%	02/01/43	1,683,000	1,682,988	(a)
Telecom Italia S.p.A.
5.30%	05/30/24	1,900,000	1,907,125	(h)
Tencent Holdings Ltd.
3.38%	05/02/19	3,486,000	3,563,985	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	1,271,000	1,299,598
Teva Pharmaceutical Finance Company LLC
6.15%	02/01/36	2,585,000	3,125,549
Textron Inc.
6.20%	03/15/15	2,998,000	3,120,276	(a)
The Allstate Corp.
5.75%	08/15/53	1,900,000	2,040,705	(b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	4,200,000	4,241,080	(h)
The Goldman Sachs Group Inc.
2.38%	01/22/18	4,023,000	4,085,501	(a)
2.63%	01/31/19	5,094,000	5,163,238
2.90%	07/19/18	1,381,000	1,422,803	(a)
4.00%	03/03/24	4,079,000	4,152,255
4.80%	07/08/44	2,491,000	2,491,000
The Home Depot Inc.
4.88%	02/15/44	1,713,000	1,866,673
The Korea Development Bank
3.25%	03/09/16	2,799,000	2,904,290	(a)
4.00%	09/09/16	1,627,000	1,725,935	(a)
The McClatchy Co.
9.00%	12/15/22	1,974,000	2,252,828
The Potomac Edison Co.
5.35%	11/15/14	1,520,000	1,548,117	(a)
The Southern Co.
2.45%	09/01/18	4,126,000	4,228,118
The Williams Companies Inc.
4.55%	06/24/24	3,325,000	3,357,921
5.75%	06/24/44	1,662,000	1,676,300
Time Warner Cable Inc.
5.88%	11/15/40	3,069,000	3,579,866
6.55%	05/01/37	1,004,000	1,249,268
Time Warner Inc.
5.35%	12/15/43	2,767,000	3,010,291
Tops Holding Corp.
8.88%	12/15/17	4,464,000	4,854,600
tw telecom holdings Inc.
6.38%	09/01/23	1,267,000	1,441,213
U.S. Bancorp
3.44%	02/01/16	5,157,000	5,371,010	(a)
Unit Corp.
6.63%	05/15/21	3,219,000	3,436,282	(a)
United Rentals North America Inc.
5.75%	07/15/18	3,212,000	3,396,690	(a)
Vail Resorts Inc.
6.50%	05/01/19	3,198,000	3,361,897
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	3,204,000	3,404,250	(a,h)
6.75%	08/15/18	2,527,000	2,722,842	(h)

Verizon Communications Inc.
1.35%	06/09/17	8,312,000	8,309,224
3.45%	03/15/21	2,598,000	2,684,784
5.05%	03/15/34	1,039,000	1,108,889
5.15%	09/15/23	3,676,000	4,113,786
6.55%	09/15/43	2,406,000	3,027,809
Viasystems Inc.
7.88%	05/01/19	1,932,000	2,043,090	(a,h)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	8,326,000	8,331,828	(h)
Voya Financial Inc.
5.50%	07/15/22	1,262,000	1,445,391
Wal-Mart Stores Inc.
3.30%	04/22/24	2,759,000	2,788,116
4.30%	04/22/44	3,449,000	3,483,511
Weatherford International Ltd.
5.95%	04/15/42	2,052,000	2,327,155	(a)
6.75%	09/15/40	844,000	1,035,567	(a)
WellPoint Inc.
3.30%	01/15/23	3,416,000	3,411,935
Wells Fargo & Co.
4.10%	06/03/26	3,868,000	3,916,733
5.90%	12/29/49	2,229,000	2,364,412	(b)
Westpac Banking Corp.
1.20%	05/19/17	8,329,000	8,335,655
Williams Partners LP
5.25%	03/15/20	5,297,000	5,975,027
Windstream Corp.
6.38%	08/01/23	3,218,000	3,262,247
WPX Energy Inc.
5.25%	01/15/17	3,212,000	3,420,780	(a)
Xilinx Inc.
2.13%	03/15/19	1,730,000	1,733,059
XLIT Ltd.
5.25%	12/15/43	1,613,000	1,773,763
Yamana Gold Inc.
4.95%	07/15/24	2,646,000	2,663,397	(h)
			832,156,820
Non-Agency Collateralized Mortgage Obligations—5.3%
American Tower Trust I (REIT)
1.55%	03/15/43	5,061,000	5,040,407	(a,h)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	252,597	271,138
5.68%	07/10/46	1,450,000	1,577,797
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	7,120,000	7,548,389	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.95%	02/10/51	276,801	308,224	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.42%	02/10/51	2,270,000	2,578,023	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.47%	11/10/42	3,110,000	3,204,933	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.35%	09/10/47	3,040,000	3,177,758	(a,b)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	2,673,296	2,723,338	(b)

Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	1,690,000	1,805,794	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	3,450,000	3,909,367	(b)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	1,600,000	1,637,662	(b)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,494,296	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,095,992	(b)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	5,740,000	6,090,783	(b)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.23%	10/25/35	766,424	—	(**,b)
GS Mortgage Securities Corp. II 2012-GCJ9
2.54%	11/10/45	7,704,579	983,543	(b,f)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	1,720,000	1,781,887	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	3,010,000	3,122,219	(a)
5.47%	08/10/44	1,470,000	1,660,493	(b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	1,735,000	1,832,356
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	3,405,000	3,418,783	(h)
Impac CMB Trust Series 2004-5
0.87%	10/25/34	1,704,944	1,660,404	(a,b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.08%	12/15/47	10,216,400	1,028,352	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	3,647,525	3,718,915	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	1,406,422	1,417,115	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	2,010,000	2,178,382	(a)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	5,036,491	5,493,860	(a)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	1,010,000	1,062,460	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	1,365,000	1,477,352	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	2,521,000	2,674,073	(b)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	1,710,000	1,797,087	(b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.92%	12/15/39	11,763,474	30,903	(b,f,h)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	1,532,871	1,580,325
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	2,970,000	3,124,167
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	1,415,809	1,528,593	(b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	3,590,000	3,989,851	(b)
6.11%	07/15/40	4,180,000	4,645,502	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	364,576	28,399	(f)

ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	4,580,000	4,956,105	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	3,154,000	3,146,705	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
5.00%	02/15/47	1,710,000	1,646,143	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
4.76%	06/15/47	1,670,000	1,728,979
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	4,900,000	4,986,098	(b)
Morgan Stanley Capital I Trust 2006-IQ11
5.83%	10/15/42	2,300,000	2,203,635	(a,b)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	3,500,000	3,664,202	(a,b)
5.27%	10/12/52	2,590,000	2,736,133	(b)
Morgan Stanley Capital I Trust 2006-T23
5.98%	08/12/41	1,190,000	1,291,595	(a,b)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	3,450,000	3,859,456	(b)
Morgan Stanley Capital I Trust 2008-T29
6.45%	01/11/43	1,525,000	1,752,849	(a,b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	1,510,000	1,684,710	(b,h)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	916,100	8,531
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	1,994,533
5.30%	12/15/46	1,385,000	1,366,719	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	1,505,000	1,357,934	(h)
4.72%	03/15/47	2,365,000	2,532,206	(b)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,612,951	(b)
			139,228,406
Sovereign Bonds—0.5%
Government of Brazil
4.25%	01/07/25	2,221,000	2,250,983
Government of Chile
3.63%	10/30/42	700,000	614,250
Government of Colombia
2.63%	03/15/23	2,597,000	2,428,195
5.63%	02/26/44	1,740,000	1,948,800
Government of Mexico
4.75%	03/08/44	3,730,000	3,804,600	(a)
Government of Turkey
3.25%	03/23/23	2,038,000	1,879,036	(a)
6.63%	02/17/45	655,000	758,163
			13,684,027
Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	2,105,000	2,589,529	(a)
Denver City & County School District No 1
4.24%	12/15/37	2,945,000	2,891,902
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369,000	2,899,325

New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	985,195
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	4,191,478
South Carolina State Public Service Authority
6.45%	01/01/50	1,495,000	1,943,126
State of California
5.70%	11/01/21	2,075,000	2,483,609
			17,984,164
FNMA—0.0% *
Lehman TBA
5.50%	TBA	1,892,734	—	(**,j,k)

Total Bonds and Notes (Cost $2,160,204,230)			2,203,414,969

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $2,594,700)		103,788	2,692,261

Total Investments in Securities (Cost $2,162,798,930)			2,206,107,230

		Principal Amount
Short-Term Investments—19.9%
Time Deposit—3.9%
State Street Corp.
0.00%	07/01/14	$103,045,534	103,045,534	(l)

Total Time Deposit (Cost $103,045,534)			103,045,534
U.S. Treasuries—16.0%
U.S. Treasury Bills
0.01%	08/21/14	389,000,000	388,983,467	(a,d)
0.01%	08/21/14	30,000,000	29,999,150	(d)

Total U.S. Treasuries (Cost $418,982,617)			418,982,617

Total Short-Term Investments (Cost $522,028,151)			522,028,151

Total Investments (Cost $2,684,827,081)			2,728,135,381

Liabilities in Excess of Other Assets, net—(3.9)%			(102,953,320)

NET ASSETS—100.0%			$2,625,182,061

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2014	1,549	$340,150,719	$(229,453)
5 Yr. U.S. Treasury Notes Futures	September 2014	363	43,364,320	54,466

				$(174,987)

The Fund had the following short futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2014	430	$(58,990,625)	$259,446
Ultra Long-Term U.S. Treasury Bond Futures	September 2014	140	(20,991,250)	141,338
10 Yr. U.S. Treasury Notes Futures	September 2014	1,319	(165,101,703)	(93,166)

				$307,618

				$132,631

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2014.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to $199,267,236 or 7.59% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is in default.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$449,538,126	$—	$449,538,126
Agency Mortgage Backed	—	736,606,866	—	736,606,866
Agency Collateralized Mortgage Obligations	—	10,180,015	—	10,180,015
Asset Backed	—	4,036,545	—	4,036,545
Corporate Notes	—	832,156,820	—	832,156,820
Non-Agency Collateralized Mortgage Obligations	—	139,228,406	—	139,228,406
Sovereign Bonds	—	13,684,027	—	13,684,027
Municipal Bonds and Notes	—	17,984,164	—	17,984,164
Preferred Stock	2,692,261	—	—	2,692,261
Short-Term Investments	—	522,028,151	—	522,028,151

Total Investments in Securities	$2,692,261	$2,725,443,120	$—	$2,728,135,381

Other Financial Instruments*
Long Futures Contracts—Unrealized Appreciation	$54,466	$—	$—	$54,466
Long Futures Contracts—Unrealized Depreciation	(229,453)	—	—	(229,453)
Short Futures Contracts—Unrealized Appreciation	400,784	—	—	400,784
Short Futures Contracts—Unrealized Depreciation	(93,166)	—	—	(93,166)

Total Other Financial Instruments	$132,631	$—	$—	$132,631

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$2,686,236,273	$52,869,131	$(10,970,023)	$41,899,108

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)
(17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund
General Electric RSP Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: August 26, 2014